Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies [Abstract]
Commitments and contingencies
28.	Commitments and contingencies

As at December 31, 2020	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Lease liabilities – existing	3,529	5,322	4,286	32,600	45,737
Lease liabilities – contingent	-	2,254	2,471	1,841	6,566
Manufacturing	2,824	500	-	-	3,324
Capital commitments	77	-	-	-	77
Total contractual obligations	6,430	8,076	6,757	34,441	55,704

As at December 31, 2019	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
Lease liabilities – existing	4,469	8,958	7,876	45,288	66,591
Lease liabilities – contingent	68	1,604	2,685	2,688	7,045
Manufacturing	3,669	642	-	-	4,311
Capital commitments	1,460	-	-	-	1,460
Total contractual obligations	9,666	11,204	10,561	47,976	79,407

The Group has contractual obligations for two leasehold properties under which it is obligated to take on the leases should the properties become vacant at specified dates in the future.  For both properties the Group has assessed these contingent events as at December 31, 2020 and has recognized an additional contingent commitment totaling £6,566,000 (2019: £7,045,000).